Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	F-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	SMART KREATE GROUP LIMITED
Entity Central Index Key	0002124478
Entity Primary SIC Number	4731
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit B8, 11/F
Entity Address, Address Line Two	NCB Innovation Centre
Entity Address, Address Line Three	888 Lai Chi Kok Road, Kowloon
Entity Address, City or Town	Hong Kong
City Area Code	+852
Local Phone Number	3955 0818
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false